Expenses by Nature - Schedule of Expense by Nature (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Expense By Nature [Abstract]
Employee benefit costs	$ 8,585	$ 7,493	$ 7,168
Depreciation and amortization charges	466	441	407
Travelling costs	110	75	382
Cost of technical sub-contractors	1,690	957	945
Cost of software packages for own use	190	165	146
Third party items bought for service delivery to clients	721	406	235
Consultancy and professional charges	253	171	187
Communication costs	82	86	74
Repairs and maintenance	163	190	222
Rates and Taxes	35	35	27
Provision for post-sales client support	10	5
Power and fuel	18	19	32
Commission to non-whole time directors	2	1	1
Branding and marketing expenses	74	48	74
Impairment loss recognized / (reversed) under expected credit loss model	23	25	24
Insurance charges	22	18	13
Contribution towards Corporate Social Responsibility	57	59	54
Short-term leases (Refer to Note 2.8)	8	11	13
Others	47	31	52
Total cost of sales, selling and marketing expenses and administrative expenses	$ 12,556	$ 10,236	$ 10,056